FINANCIAL INSTRUMENTS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Notes and other explanatory information [abstract]
Accounts receivable: current	$ 7,758	¥ 56,274	$ 6,779	¥ 46,760	¥ 41,526
Accounts receivable: non-current	650	4,714	1,525	10,520	9,501
Financial assets included in other receivables	10,883	78,943	11,946	82,406	85,224
Bills receivable	1,268	9,200	1,232	8,500
Total	20,559	149,131	21,482	148,186	136,251
Total Current	19,909	144,417	19,957	137,666	126,750
Total Non-current	$ 650	¥ 4,714	$ 1,525	¥ 10,520	¥ 9,501